Description of Business and Summary of Significant Accounting Policies And Going Concern - Narrative (Details)							3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 23, 2023 USD ($) shares	Jun. 12, 2023 USD ($) shares	Jun. 05, 2023 USD ($) shares	Apr. 18, 2023 USD ($) shares	Jan. 08, 2021 shares	Apr. 25, 2019 shares	Jun. 30, 2023 USD ($) customer shares	Jun. 30, 2022 USD ($) customer	Jun. 30, 2023 USD ($) customer shares	Jun. 30, 2022 USD ($) customer	Dec. 31, 2022 USD ($) customer shares	Dec. 31, 2021 USD ($) customer shares	Jul. 06, 2023 shares	Feb. 15, 2023 shares	Jan. 26, 2023 shares	Sep. 11, 2022 shares	Dec. 21, 2021 shares	Dec. 31, 2020 USD ($)	Jun. 30, 2020 shares	Jan. 31, 2020 shares	Nov. 09, 2016 shares	Sep. 30, 2016 shares
Description of Business and Summary of Significant Accounting Policies And Going Concern
Common stock, shares authorized (in shares) | shares							50,000,000		50,000,000		50,000,000	50,000,000
Stock split									0.20		0.20
Net loss attributable to T Stamp Inc.							$ 2,170,368	$ 2,922,286	$ 4,717,818	$ 4,614,348	$ 12,091,540	$ 9,057,163
Operating cash outflows									3,581,369	3,858,860	6,337,386	6,702,221
Working capital							(1,470,000)		(1,470,000)
Accumulated deficit							$ 44,017,544		44,017,544		39,299,726	27,208,186
Proceeds from common stock, prefunded warrants, and common stock warrants, net of fees				$ 4,780,000					$ 7,464,312	203,439	$ 983,195	$ 7,633,045
Number of warrants exercised for issuance of shares (in shares) | shares							4,034,199		4,034,199		1,465,083	1,550,402							6,418
Shares issued (in shares) | shares							16,821		16,821		56,513	56,513
Common stock, shares issued (in shares) | shares							7,989,065		7,989,065		4,910,815	4,151,542
Common stock, shares held (in shares) | shares									16,821
Cash and cash equivalents							$ 5,035,414	2,827,563	$ 5,035,414	2,827,563	$ 1,254,494	$ 3,475,695						$ 1,469,952
Impairment of intangible assets finite lived									0		0	0
Goodwill impairment loss									0		0	0
Gross receivables							495,000		495,000
Allowance for credit losses							8,000		8,000
Unbilled receivables							104,043		104,043		109,475	109,194
Advertising and marketing expense							$ 56,000	$ 65,000	108,000	$ 124,000	$ 217,000	$ 135,000
Impaired capitalized internal-use software									$ 17,000
Effective tax rate							0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Unrecognized tax benefits							$ 0		$ 0		$ 0	$ 44,244
Securities purchase agreement
Description of Business and Summary of Significant Accounting Policies And Going Concern
Number of shares agreed to issue and sell (in shares) | shares		322,300	736,400	563,380
Proceeds from common stock, prefunded warrants, and common stock warrants, net of fees	$ 221,000	$ 322	$ 1,693,720	$ 1,859,154
Number of warrants exercised for issuance of shares (in shares) | shares	221,000	322,300	543,300	1,009,950			1,279,700		1,279,700
Proceeds from warrant exercises	$ 221		$ 1,249,047	$ 3,332,835
Shares issued upon exercise of warrants (in shares) | shares			736,400	1,573,330
Proceeds from offering after deducting placement fee and legal expense			$ 2,686,773	$ 4,778,550
Placement fee			205,994	363,439
Legal expense			$ 50,000	$ 50,000
Subsequent Events | Third Restated Certificate
Description of Business and Summary of Significant Accounting Policies And Going Concern
Common stock, shares authorized (in shares) | shares													50,000,000
Accounts receivable
Description of Business and Summary of Significant Accounting Policies And Going Concern
Unbilled receivables							$ 104,000		$ 104,000		$ 109,000
Sales revenue net | Customer Concentration Risk
Description of Business and Summary of Significant Accounting Policies And Going Concern
Number of customers | customer							3	3	4	4
Customer One | Accounts receivable | Customer Concentration Risk
Description of Business and Summary of Significant Accounting Policies And Going Concern
Concentration risk (as a percent)									92.71%		95.37%	92.00%
Number of customers | customer									3		3	3
Customer Two | Accounts receivable | Customer Concentration Risk
Description of Business and Summary of Significant Accounting Policies And Going Concern
Concentration risk (as a percent)									60.29%		36.90%	51.00%
Number of customers | customer											3
Customer Three | Accounts receivable | Customer Concentration Risk
Description of Business and Summary of Significant Accounting Policies And Going Concern
Concentration risk (as a percent)									25.55%		32.69%	31.00%
Customer | Accounts receivable | Customer Concentration Risk
Description of Business and Summary of Significant Accounting Policies And Going Concern
Concentration risk (as a percent)									6.87%		25.78%
Customer | Sales revenue net | Customer Concentration Risk
Description of Business and Summary of Significant Accounting Policies And Going Concern
Concentration risk (as a percent)							90.67%	88.57%	92.73%	97.57%
S And P 500 Bank | Sales revenue net | Customer Concentration Risk
Description of Business and Summary of Significant Accounting Policies And Going Concern
Concentration risk (as a percent)							48.97%	38.14%	44.57%	15.59%
Mastercard | Sales revenue net | Customer Concentration Risk
Description of Business and Summary of Significant Accounting Policies And Going Concern
Concentration risk (as a percent)							31.33%	21.98%	28.21%	9.56%
Triton | Sales revenue net | Customer Concentration Risk
Description of Business and Summary of Significant Accounting Policies And Going Concern
Concentration risk (as a percent)							10.37%		9.73%
FIS | Sales revenue net | Customer Concentration Risk
Description of Business and Summary of Significant Accounting Policies And Going Concern
Concentration risk (as a percent)									10.22%	3.23%
ICE | Sales revenue net | Customer Concentration Risk
Description of Business and Summary of Significant Accounting Policies And Going Concern
Concentration risk (as a percent)								28.45%		69.19%
Bank Time Deposits
Description of Business and Summary of Significant Accounting Policies And Going Concern
Cash and cash equivalents							$ 4,240,000		$ 4,240,000		$ 71,000	$ 2,250,000
Maximum
Description of Business and Summary of Significant Accounting Policies And Going Concern
Effective tax rate									50.00%
Common Class A
Description of Business and Summary of Significant Accounting Policies And Going Concern
Issuance of common stock (in shares) | shares				1,573,330
Number of warrants exercised for issuance of shares (in shares) | shares							80,128		80,128		524,599				283,914	390,000	80,128			932,111	80,128	80,128
Variable Interest Entity | Common Class A
Description of Business and Summary of Significant Accounting Policies And Going Concern
Shares issued (in shares) | shares						320,513					56,513
Common stock, shares issued (in shares) | shares														206,033
Variable Interest Entity | Common Class A | Various employees
Description of Business and Summary of Significant Accounting Policies And Going Concern
Number of shares transferred (in shares) | shares					206,667	264,000
Securities purchase agreement
Description of Business and Summary of Significant Accounting Policies And Going Concern
Placement fee							$ 205,994
Legal expense							50,000
Securities purchase agreement | Common Class A
Description of Business and Summary of Significant Accounting Policies And Going Concern
Issuance of common stock (in shares) | shares			736,400	563,380
Proceeds from common stock, prefunded warrants, and common stock warrants, net of fees			$ 1,693,720	$ 1,859,154			2,686,773
Securities purchase agreement | Pre Funded Warrants
Description of Business and Summary of Significant Accounting Policies And Going Concern
Issuance of common stock (in shares) | shares			543,300
Proceeds from Issuance of IPO							$ 1,249,590
Securities purchase agreement | Pre Funded Warrants | Common Class A
Description of Business and Summary of Significant Accounting Policies And Going Concern
Issuance of common stock (in shares) | shares				1,009,950			1,279,700
Proceeds from common stock, prefunded warrants, and common stock warrants, net of fees				$ 3,332,835